Schedule of Other Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Support services asset (Note 8)	$ 4,209
Bolt-on offerings asset (Note 8)	129
Other	404	131
Total other current assets	$ 4,742	$ 131